Related Party Transactions Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following table summarizes transactions between the Partnership and affiliated entities:

	Year Ended December 31,
	2013	2012	2011
Affiliates of NGP:	($ in thousands)
Natural gas purchases from affiliates	$2,938	$2,713	$6,097
Payable as of December 31,	$18	$428

The transactions above are all related to the Partnership's Midstream Business and have been classified as part of discontinued operations within the consolidated statements of operations and liabilities held for sale within the consolidated balance sheet (see Note 18).